Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$35,864,712,325

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party fall below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default		Nil
Guarantor Event of Default		Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC).

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			34,573,885,956		A (i)	37,580,310,822
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	34,573,885,956
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			396,353,052
Total: A + B + C + D + E - F			34,177,532,904

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			26,493,261,865

A = lesser of (i) Present Value of outstanding loan balance of			37,556,552,815		A (i)	37,556,552,815
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	68,009,655,365
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			37,556,552,815

Intercompany Loan Balance

Guarantee Loan			27,444,834,296
Demand Loan			11,846,146,112
Total			39,290,980,408

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
May 31, 2017	N/A		N/A

Portfolio Flow of Funds

	31-May-17		27-Apr-17
Cash Inflows
Principal Receipts	857,361,514.99		613,929,210.26
Sale of Loans	752,222,013.78		242,809,074.50
Revenue Receipts	95,962,101.11		74,840,237.03
Swap Receipts	-		-
Intercompany Loan Receipts	-		3,165,913,435.92
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(88,772,294.05)	(6)	(64,801,053.39)	(7)
Purchase of Loans	(249,549,174.44)		(3,439,293,796.51)
Intercompany Loan Repayment	(1,360,034,354.33)	(6)	(583,357,924.17)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(591.17)		(531.76)
Net Inflows/(Outflows)	7,189,215.89		10,038,651.88

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and  Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.8060%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on June 19th, 2017.

(7) This amount was paid out on May 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$38,922,972,961
Current Month Ending Balance(1)	$37,562,214,926
Number of Mortgage Loans in Pool	182,562
Average Loan Size	$205,750
Number of Primary Borrowers	159,725
Number of Properties	165,057

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.16%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.88%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	83.23%
Weighted Average Seasoning of Loans in the Portfolio	19.71	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.61%
Weighted Average Original Term of Loans in the Portfolio	54.27	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.56	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	37.69	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	182,424	99.92%	37,528,266,991	99.91%
30 to 59 Days Past Due	109	0.06%	25,585,983	0.07%
60 to 89 Days Past Due	29	0.02%	8,361,952	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	21,130	11.57%	5,113,843,682	13.61%
British Columbia	23,261	12.74%	6,500,523,540	17.31%
Manitoba	3,560	1.95%	506,931,683	1.35%
New Brunswick	4,817	2.64%	504,648,650	1.34%
Newfoundland	4,841	2.65%	718,772,262	1.91%
Northwest Territories	50	0.03%	10,509,831	0.03%
Nova Scotia	7,047	3.86%	929,799,161	2.48%
Nunavut	-	0.00%	-	0.00%
Ontario	91,364	50.05%	19,030,925,705	50.67%
Prince Edward Island	1,013	0.55%	111,765,034	0.30%
Quebec	19,689	10.78%	3,009,950,752	8.01%
Saskatchewan	5,453	2.99%	1,057,146,476	2.81%
Yukon	337	0.18%	67,398,151	0.18%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,078	1.14%	390,010,457	1.04%
599 or less	2,002	1.10%	363,123,649	0.97%
600 - 650	3,684	2.02%	781,061,065	2.08%
651 - 700	10,481	5.74%	2,277,898,638	6.06%
701 - 750	22,672	12.42%	4,999,646,249	13.31%
751 - 800	34,581	18.94%	7,706,134,087	20.52%
801 and Above	107,064	58.65%	21,044,340,780	56.03%
Total	182,562	100.00%	37,562,214,926	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	142,507	78.06%	27,693,068,132	73.73%
Variable	40,055	21.94%	9,869,146,795	26.27%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	141,878	77.71%	26,319,315,385	70.07%
Non-STEP	40,684	22.29%	11,242,899,542	29.93%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	9,097	4.98%	2,032,047,498	5.41%
Owner Occupied	173,465	95.02%	35,530,167,428	94.59%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	76,954	42.15%	17,646,280,940	46.98%
2.5000 - 2.9999	79,402	43.49%	15,188,586,772	40.44%
3.0000 - 3.4999	18,972	10.39%	3,621,286,287	9.64%
3.5000 - 3.9999	5,714	3.13%	901,060,976	2.40%
4.0000 - 4.4999	871	0.48%	118,181,853	0.31%
4.5000 - 4.9999	318	0.17%	41,898,363	0.11%
5.0000 - 5.4999	136	0.07%	13,408,165	0.04%
5.5000 and Above	195	0.11%	31,511,571	0.08%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,549	10.71%	1,468,335,712	3.91%
20.01-25.00	8,063	4.42%	1,049,978,582	2.80%
25.01-30.00	9,306	5.10%	1,448,470,737	3.86%
30.01-35.00	10,809	5.92%	1,934,488,854	5.15%
35.01-40.00	12,276	6.72%	2,525,215,040	6.72%
40.01-45.00	14,743	8.08%	3,223,860,649	8.58%
45.01-50.00	15,235	8.35%	3,403,419,659	9.06%
50.01-55.00	16,162	8.85%	3,617,879,768	9.63%
55.01-60.00	17,284	9.47%	4,080,590,212	10.86%
60.01-65.00	18,711	10.25%	4,524,309,576	12.04%
65.01-70.00	14,694	8.05%	3,686,177,102	9.81%
70.01-75.00	11,859	6.50%	2,982,596,055	7.94%
75.01-80.00	11,540	6.32%	3,046,923,576	8.11%
80.01 and Above	2,331	1.28%	569,969,404	1.52%
Total	182,562	100.00%	37,562,214,926	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	29,952	16.41%	5,133,729,155	13.67%
12.00 - 23.99	31,437	17.22%	5,646,107,945	15.03%
24.00 - 35.99	29,793	16.32%	5,646,083,248	15.03%
36.00 - 41.99	24,097	13.20%	5,128,451,194	13.65%
42.00 - 47.99	19,085	10.45%	4,266,453,046	11.36%
48.00 - 53.99	31,211	17.10%	7,999,054,011	21.30%
54.00 - 59.99	13,971	7.65%	3,175,797,804	8.45%
60.00 - 65.99	1,932	1.06%	376,297,029	1.00%
66.00 - 71.99	476	0.26%	77,585,689	0.21%
72.00 and Above	608	0.33%	112,655,804	0.30%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	52,416	28.71%	3,100,423,850	8.25%
100,000 - 149,999	29,830	16.34%	3,731,842,047	9.94%
150,000 - 199,999	27,242	14.92%	4,749,784,898	12.65%
200,000 - 249,999	21,087	11.55%	4,726,275,630	12.58%
250,000 - 299,999	15,966	8.75%	4,372,333,544	11.64%
300,000 - 349,999	10,840	5.94%	3,506,828,178	9.34%
350,000 - 399,999	7,352	4.03%	2,748,386,450	7.32%
400,000 - 449,999	4,527	2.48%	1,919,051,988	5.11%
450,000 - 499,999	3,299	1.81%	1,564,844,165	4.17%
500,000 - 549,999	2,260	1.24%	1,185,003,789	3.15%
550,000 - 599,999	1,775	0.97%	1,018,976,274	2.71%
600,000 - 649,999	1,251	0.69%	780,955,720	2.08%
650,000 - 699,999	920	0.50%	619,734,316	1.65%
700,000 - 749,999	718	0.39%	520,851,685	1.39%
750,000 - 799,999	557	0.31%	431,542,098	1.15%
800,000 - 849,999	454	0.25%	374,647,432	1.00%
850,000 - 899,999	436	0.24%	381,256,950	1.02%
900,000 - 949,999	316	0.17%	292,146,022	0.78%
950,000 - 999,999	327	0.18%	318,119,713	0.85%
1,000,000 or Greater	989	0.54%	1,219,210,177	3.25%
Total	182,562	100.00%	37,562,214,926	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,340	15.52%	5,447,622,323	14.50%
Single Family	146,977	80.51%	30,394,690,813	80.92%
Multi Family	6,479	3.55%	1,567,646,178	4.17%
Other	766	0.42%	152,255,612	0.41%
Total	182,562	100.00%	37,562,214,926	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	84,673,046	60,413,853	84,329,673	94,516,817	122,910,313	160,905,315	202,251,153	251,324,107	377,803,768	565,842,159	581,948,782	691,196,711	1,481,855,163	353,872,821	5,113,843,682	13.61%
	Current and Less Than 30 Days Past Due	84,645,986	60,413,853	84,329,673	94,357,655	122,910,313	160,424,476	202,007,862	251,324,107	377,301,816	564,105,779	581,084,094	689,236,320	1,479,619,118	353,872,821	5,105,633,874	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	480,839	243,291	-	501,952	1,406,886	864,689	1,661,859	1,100,462	-	6,259,977	0.12%
	60 to 89 Days Past Due	27,060	-	-	159,162	-	-	-	-	-	329,494	-	298,532	1,135,582	-	1,949,831	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	347,577,023	247,857,069	311,196,945	437,470,840	535,682,930	697,985,831	745,653,558	694,538,686	725,067,080	564,481,832	463,608,411	344,427,214	264,296,766	120,679,355	6,500,523,540	17.31%
	Current and Less Than 30 Days Past Due	347,410,846	247,472,967	310,966,350	437,199,081	535,682,930	697,985,831	745,222,716	694,538,686	724,427,727	562,557,072	462,533,573	344,427,214	263,885,089	120,679,355	6,494,989,437	99.91%
	30 to 59 Days Past Due	166,177	384,102	230,595	271,759	-	-	430,842	-	639,353	1,924,760	787,962	-	-	-	4,835,550	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	286,877	-	411,677	-	698,553	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,300,319	7,308,497	10,233,481	13,271,066	17,978,519	20,986,060	31,570,771	43,154,481	45,896,216	65,021,463	67,391,650	77,111,925	85,531,727	12,175,508	506,931,683	1.35%
	Current and Less Than 30 Days Past Due	9,300,319	7,308,497	10,233,481	13,271,066	17,978,519	20,986,060	31,570,771	43,154,481	45,896,216	65,021,463	67,391,650	77,111,925	85,531,727	12,175,508	506,931,683	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,771,689	7,967,148	12,300,054	14,471,243	19,020,606	29,490,296	45,960,683	71,790,701	87,889,180	98,347,001	59,387,095	28,890,634	17,923,854	438,468	504,648,650	1.34%
	Current and Less Than 30 Days Past Due	10,757,089	7,967,148	12,300,054	14,471,243	19,020,606	29,490,296	45,960,683	71,790,701	87,671,549	98,280,994	59,341,278	28,890,634	17,923,854	438,468	504,304,596	99.93%
	30 to 59 Days Past Due	14,600	-	-	-	-	-	-	-	217,630	66,007	45,817	-	-	-	344,054	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,573,616	7,790,202	14,289,481	18,364,558	26,232,212	44,486,736	53,265,075	97,361,622	114,110,684	154,608,193	95,046,205	40,985,430	34,694,635	4,963,611	718,772,262	1.91%
	Current and Less Than 30 Days Past Due	12,573,616	7,790,202	14,289,481	18,364,558	26,232,212	44,486,736	53,265,075	97,324,713	114,051,755	154,177,156	94,884,458	40,985,430	34,694,635	4,963,611	718,083,641	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	36,909	58,929	431,036	161,747	-	-	-	688,621	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	608,966	-	255,216	299,610	387,441	103,032	957,392	1,169,685	1,622,244	2,148,263	2,154,967	803,015	-	-	10,509,831	0.03%
	Current and Less Than 30 Days Past Due	608,966	-	255,216	299,610	387,441	103,032	957,392	1,169,685	1,622,244	2,148,263	2,154,967	803,015	-	-	10,509,831	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,586,438	18,453,880	20,332,229	29,084,792	35,676,133	52,609,411	69,571,205	113,425,629	130,197,650	197,790,665	108,640,425	70,726,023	57,304,782	4,399,900	929,799,161	2.48%
	Current and Less Than 30 Days Past Due	21,586,438	18,453,880	20,332,229	29,011,952	35,676,133	52,543,216	69,362,783	113,194,260	129,926,177	197,790,665	108,640,425	70,643,665	57,304,782	4,399,900	928,866,504	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	66,195	208,423	231,369	271,473	-	-	82,358	-	-	859,817	0.09%
	60 to 89 Days Past Due	-	-	-	72,840	-	-	-	-	-	-	-	-	-	-	72,840	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	887,872,641	633,929,834	904,342,317	1,207,368,101	1,620,764,239	2,011,568,327	2,000,469,654	1,973,704,719	2,146,030,075	2,276,323,219	1,724,429,329	1,170,972,044	453,807,947	19,343,259	19,030,925,705	50.67%
	Current and Less Than 30 Days Past Due	886,676,932	633,829,462	904,010,085	1,206,116,661	1,620,010,639	2,010,565,568	1,998,772,451	1,969,485,390	2,145,298,717	2,276,066,049	1,723,537,694	1,170,076,617	453,807,947	19,343,259	19,017,597,472	99.93%
	30 to 59 Days Past Due	1,113,306	100,372	332,232	1,041,057	-	1,002,759	1,607,758	1,715,803	731,357	257,170	245,433	735,311	-	-	8,882,558	0.05%
	60 to 89 Days Past Due	82,403	-	-	210,383	753,599	-	89,445	2,503,526	-	-	646,202	160,116	-	-	4,445,675	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,049,500	2,910,098	1,909,460	2,941,672	4,678,458	5,518,131	10,271,790	15,155,330	19,973,223	24,692,015	11,143,263	5,987,386	3,534,707	-	111,765,034	0.30%
	Current and Less Than 30 Days Past Due	3,049,500	2,910,098	1,909,460	2,941,672	4,678,458	5,518,131	10,220,265	15,074,264	19,973,223	24,692,015	11,143,263	5,987,386	3,534,707	-	111,632,442	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	51,525	-	-	-	-	-	-	-	51,525	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	81,067	-	-	-	-	-	-	81,067	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	68,680,105	47,264,096	67,340,903	87,635,040	102,860,962	138,332,714	161,035,007	211,463,768	269,960,254	327,582,896	404,435,865	472,332,318	598,372,803	52,654,022	3,009,950,752	8.01%
	Current and Less Than 30 Days Past Due	68,600,923	47,264,096	67,340,903	87,527,593	102,860,962	138,332,714	161,035,007	211,283,662	269,834,042	327,582,896	403,278,684	471,566,974	597,855,487	52,654,022	3,007,017,966	99.90%
	30 to 59 Days Past Due	79,182	-	-	-	-	-	-	180,106	-	-	1,157,181	765,344	397,784	-	2,579,597	0.09%
	60 to 89 Days Past Due	-	-	-	107,446	-	-	-	-	126,212	-	-	-	119,532	-	353,190	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,372,577	14,542,671	19,864,715	25,554,165	36,211,402	55,620,288	74,283,920	135,633,503	151,063,408	238,223,738	162,717,705	75,967,299	47,113,654	977,430	1,057,146,476	2.81%
	Current and Less Than 30 Days Past Due	19,290,312	14,542,671	19,864,715	25,394,861	36,211,402	55,620,288	74,283,920	135,330,768	150,548,956	237,437,414	162,717,705	75,967,299	47,113,654	977,430	1,055,301,396	99.83%
	30 to 59 Days Past Due	82,265	-	-	159,304	-	-	-	155,050	514,452	173,213	-	-	-	-	1,084,284	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	147,686	-	613,111	-	-	-	-	760,796	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,269,792	1,541,234	2,076,264	3,510,950	2,811,827	6,254,508	8,129,451	9,157,535	10,976,429	9,248,132	5,273,405	3,196,056	2,487,539	465,029	67,398,151	0.18%
	Current and Less Than 30 Days Past Due	2,269,792	1,541,234	2,076,264	3,510,950	2,811,827	6,254,508	8,129,451	9,157,535	10,976,429	9,248,132	5,273,405	3,196,056	2,487,539	465,029	67,398,151	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,468,335,712	1,049,978,582	1,448,470,737	1,934,488,854	2,525,215,040	3,223,860,649	3,403,419,659	3,617,879,768	4,080,590,212	4,524,309,576	3,686,177,102	2,982,596,055	3,046,923,576	569,969,404	37,562,214,926	100.00%
	Current and Less Than 30 Days Past Due	1,466,770,719	1,049,494,108	1,447,907,911	1,932,466,902	2,524,461,441	3,222,310,856	3,400,788,375	3,612,828,253	4,077,528,854	4,519,107,899	3,681,981,195	2,978,892,534	3,043,758,539	569,969,404	37,528,266,991	99.91%
	30 to 59 Days Past Due	1,455,530	484,474	562,826	1,472,119	-	1,549,793	2,541,839	2,319,236	2,935,146	4,259,072	3,262,829	3,244,872	1,498,246	-	25,585,983	0.07%
	60 to 89 Days Past Due	109,463	-	-	549,832	753,599	-	89,445	2,732,279	126,212	942,605	933,079	458,648	1,666,791	-	8,361,952	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2017
Distribution Date:	6/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	20,196,743	18,609,500	21,189,841	33,787,212	38,226,308	50,758,547	46,610,498	38,198,277	29,867,014	31,713,976	24,823,804	21,925,871	9,367,441	4,735,427	390,010,457	1.04%
<=599	5,522,286	4,893,643	9,147,061	17,493,275	26,878,373	44,545,761	52,920,656	47,913,503	34,873,220	39,007,735	41,179,601	22,588,577	14,771,304	1,388,652	363,123,649	0.97%
600-650	13,991,658	10,628,431	18,649,330	30,332,743	55,664,879	82,685,288	87,369,032	101,022,200	85,970,735	93,654,644	81,757,696	59,518,501	48,959,177	10,856,752	781,061,065	2.08%
651-700	40,013,581	36,960,124	52,855,253	91,491,026	146,947,686	208,628,892	231,059,477	230,302,652	264,504,348	305,718,177	244,757,005	194,772,223	196,785,125	33,103,069	2,277,898,638	6.06%
701-750	107,700,971	100,507,755	134,270,652	189,462,958	297,962,370	386,454,126	422,035,719	486,396,713	592,604,650	694,319,210	565,481,567	448,564,842	488,078,133	85,806,583	4,999,646,249	13.31%
751-800	193,194,155	150,239,233	228,887,674	334,940,556	444,784,239	596,048,257	656,983,666	722,129,340	868,472,952	1,015,477,309	868,833,719	711,022,719	770,609,594	144,510,674	7,706,134,087	20.52%
>800	1,087,716,318	728,139,896	983,470,927	1,236,981,083	1,514,751,185	1,854,739,779	1,906,440,611	1,991,917,082	2,204,297,293	2,344,418,526	1,859,343,710	1,524,203,320	1,518,352,802	289,568,248	21,044,340,780	56.03%
Total	1,468,335,712	1,049,978,582	1,448,470,737	1,934,488,854	2,525,215,040	3,223,860,649	3,403,419,659	3,617,879,768	4,080,590,212	4,524,309,576	3,686,177,102	2,982,596,055	3,046,923,576	569,969,404	37,562,214,926	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.